Intangible assets - Narrative (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Market capitalization	£ 92,200,000	£ 109,700,000
Net assets	62,934,000	£ 79,881,000	£ 34,469,000	£ 5,434,000
Impairment	£ 0
Patents
Disclosure of detailed information about intangible assets [line items]
Amortization period	10 years